2. LIQUIDITY	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Risks and Uncertainties [Abstract]
LIQUIDITY

NOTE 2. LIQUIDITY

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. We have incurred continuing losses from operations and at September 30, 2014 are in default on certain debt agreements, have negative working capital of approximately $2,496,000, and have an accumulated deficit of approximately $79,336,000. These factors, among other matters, raise substantial doubt about our ability to continue as a going concern. A significant amount of additional capital will be necessary to advance the development of our products to the point at which they may become commercially viable. We intend to fund operations, working capital and other cash requirements for the fiscal year ending March 31, 2015 through debt and/or equity financing arrangements as well as through revenues and related cash receipts under our government contracts (see Note 12).

During the six months ended September 30, 2014, we converted a past due convertible note in the amount of $660,000 and related accrued interest into equity and also restructured and extended a formerly past due convertible note in the amount of $225,000. We also eliminated the antidilution price protection on all the remaining outstanding notes and warrants which held such price protection. The combination of all of those actions allowed us to reclassify our derivative liability in the amount of $10,679,067 into equity.

We are currently addressing our liquidity issue by seeking additional investment capital through private placements of common stock and debt and by applying for additional grants issued by government agencies in the United States. We believe that our cash on hand and funds expected to be received from additional private investments will be sufficient to meet our liquidity needs for fiscal 2015. However, no assurance can be given that we will receive any funds in the form of revenues or in connection with capital raising activities in addition to the funds we have already received.

The successful outcome of future contract-based and fundraising activities cannot be determined at this time and there is no assurance that, even if achieved, we will have sufficient funds to execute our intended business plan or generate positive operating results.

The consolidated financial statements do not include any adjustments related to this uncertainty and as to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. We have incurred continuing losses from operations and at March 31, 2014 are in default on certain debt agreements, have negative working capital of approximately $14,169,000, and an accumulated deficit of approximately $74,833,000. These factors, among other matters, raise substantial doubt about our ability to continue as a going concern. A significant amount of additional capital will be necessary to advance the development of our products to the point at which they may become commercially viable. We intend to fund operations, working capital and other cash requirements for the fiscal year ending March 31, 2015 through debt and/or equity financing arrangements as well as through revenues and related cash receipts under our government contracts (see Note 11).

We are currently addressing our liquidity issue by seeking additional investment capital through private placements of common stock and debt and by applying for additional grants issued by government agencies in the United States. We believe that our cash on hand and funds expected to be received from additional private investment will be sufficient to meet our liquidity needs for fiscal 2015. However, no assurance can be given that we will receive any funds in addition to the funds we have received to date.

The successful outcome of future activities cannot be determined at this time and there is no assurance that, if achieved, we will have sufficient funds to execute our intended business plan or generate positive operating results.

Subsequent to March 31, 2014, we completed several significant transactions related to our convertible notes (see Note 16).

The consolidated financial statements do not include any adjustments related to this uncertainty and as to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.